Document And Entity Information	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Amendment Description	Amendment No.3
Document Type	S-4/A
Entity Registrant Name	ION ACQUISITION CORP 2 LTD
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Entity Central Index Key	0001835378